PREPAYMENT and OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Prepaid Expense and Other Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

Note 7 - PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets consist of prepaid expenses, other receivables, and deposits. As of June 30, 2025 and December 31, 2024, prepayment and other current assets consisted of the following:

	June 30,	December 31,
	2025	2024
Loan receivable (1)	$4,998,275	$4,182,031
Prepaid input VAT	1,093	1,088
Deposits and others	5,959,853	1,147,517
Subtotal	10,959,221	5,330,636
Allowance for credit losses (2)	(1,155,768)	(1,155,768)
Total prepayment and other current assets	$9,803,453	$4,174,868

(1)	In 2021, the Company entered into a loan agreement to lend $400,000 loan to AGM Group Ltd. In April 2022, the Company extended additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% as working capital support and change the amount to $1,200,000 on April 4, 2023. As of June 30, 2025, the outstanding amount of loans to AGM Group Ltd. was $1,350,000, generating interest income of $44,673 and received $24,711 interest on April 17, 2024.

On April 10, 2022, 19 July, 2022 and 18 October, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000 , $20,000 and $5,000 at the interest rate of 1% for one year as working capital support. On April 9, 2023, both parties agreed to extend the loan to December 31, 2024 and increased the amount to $600,000. On December 3, 2024, both parties agreed to extend the loan to December 31, 2025.As of June 30, 2025, the total amount of loans to Muliang Agriculture Limited was $465,000, generating interest income of $12,714, and received $5,996 interest on April 18, 2024.

On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. On March 10, 2024, both parties agreed to extend the loan to December 31, 2024 and increased the amount to $2,300,000 .On December 11, 2024, both parties agreed to further extend the term to December 31, 2025. On February 20, 2025, both parties agreed to extend the loan to December 31, 2025 and increased the amount to $3,100,000 . As of June 30, 2025, the total amount of loans to Northnew Management Limited was $3,095,426, generating interest income of $41,775.

(2)	As of June 30, 2025 and December 31, 2024, the Company recorded credit losses of $1,155,768 and $1,155,768, respectively.